Wells, Pipelines, Properties, Plant and Equipment, Net - Condensed Statement of Comprehensive Income and Statement of Financial Position (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Net sales	$ 122,764,576	$ 2,383,388,309	$ 1,495,628,620	$ 953,661,844
Total duties, taxes and other		320,180,839	307,348,122	185,572,075
Cost of sales	87,490,305	1,698,563,022	1,066,650,702	832,614,690
Gross income (loss)	30,971,359	601,287,266	427,767,323	84,693,454
Other income (loss), net		14,355,520	(33,368,630)	10,574,132
Operating income (loss)	22,944,874	445,458,684	228,927,832	(63,063,100)
Total income taxes and duties	16,492,010	320,180,839	307,348,122	185,572,075
Net income (loss)	5,150,763	99,998,470	$ (294,775,877)	(509,052,065)
Cash and cash equivalents	3,317,890			39,989,781	$ 64,414,511	$ 3,940,727	$ 76,506,447	$ 60,621,631
Accounts receivable	5,517,435				107,117,145		101,259,081
Total current assets	27,191,027				527,894,778		458,394,044
Wells, pipelines, properties, plant and equipment, net	70,502,199				1,368,750,850		1,274,532,607
Other assets	1,581,449				30,702,725		39,112,930
Total assets	115,665,155				2,245,558,044		2,052,098,171
Suppliers	14,538,008				282,245,250		264,056,358
Taxes and duties payable	3,647,484				70,813,355		112,753,591
Other current liabilities					463,789,575		430,364,717
Deferred income taxes	353,607				6,865,025		3,341,350
Total liabilities	206,774,399				4,014,380,269		4,222,098,954
Total equity (deficit)	$ (91,109,244)			$ (2,404,727,030)	(1,768,822,225)		$ (2,170,000,783)	$ (1,931,409,302)
EK-Balam | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		19,256,552
Cost of sales		5,802,059
Gross income (loss)		13,454,493
Other income (loss), net		28,255
Administrative expenses		274
Operating income (loss)		13,482,474
Total income taxes and duties		4,908,531
Net income (loss)		8,573,943
Accounts receivable					70,044,445
Total current assets					70,044,445
Wells, pipelines, properties, plant and equipment, net					28,124,354
Total assets					98,168,799
Suppliers					14,090,553
Taxes and duties payable					537,063
Other current liabilities					4,700,634
Deferred income taxes					4,284,410
Total liabilities					23,612,660
Total equity (deficit)					65,982,196
Block 2 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		103,938
Gross income (loss)		(103,938)
Other income (loss), net		(9,300)
Operating income (loss)		(113,238)
Net income (loss)		(113,238)
Cash and cash equivalents					198,344
Accounts receivable					284,298
Total current assets					482,642
Other assets					12,111
Total assets					494,753
Suppliers					11,241
Taxes and duties payable					968
Other current liabilities					896,333
Total liabilities					908,542
Total equity (deficit)					(300,551)
Block 2 | License contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		127,366
Gross income (loss)		(127,366)
Operating income (loss)		(127,366)
Net income (loss)		(127,366)
Accounts receivable					157,640
Total current assets					157,640
Total assets					157,640
Suppliers					390,009
Other current liabilities					201,321
Total liabilities					591,330
Total equity (deficit)					(306,324)
Block 8 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		51,069
Gross income (loss)		(51,069)
Other income (loss), net		(3,425)
Operating income (loss)		(54,494)
Net income (loss)		(54,494)
Cash and cash equivalents					74,011
Accounts receivable					56,568
Total current assets					130,579
Total assets					130,579
Suppliers					10,031
Taxes and duties payable					1,223
Other current liabilities					487,011
Total liabilities					498,265
Total equity (deficit)					(313,192)
Block 16 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		35,832
Gross income (loss)		(35,832)
Operating income (loss)		(35,832)
Net income (loss)		(35,832)
Accounts receivable					35,105
Total current assets					35,105
Total assets					35,105
Suppliers					78,075
Other current liabilities					61,851
Total liabilities					139,926
Total equity (deficit)					(68,989)
Block 17 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		38,675
Gross income (loss)		(38,675)
Operating income (loss)		(38,675)
Net income (loss)		(38,675)
Accounts receivable					15,867
Total current assets					15,867
Total assets					15,867
Suppliers					76,201
Other current liabilities					50,871
Total liabilities					127,072
Total equity (deficit)					(72,530)
Block 18 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		73,599
Gross income (loss)		(73,599)
Operating income (loss)		(73,599)
Net income (loss)		(73,599)
Cash and cash equivalents					123,294
Accounts receivable					36,961
Total current assets					160,255
Total assets					160,255
Suppliers					738
Taxes and duties payable					1,643
Other current liabilities					446,951
Total liabilities					449,332
Total equity (deficit)					(215,478)
Block 18 | License contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		71,444
Gross income (loss)		(71,444)
Operating income (loss)		(71,444)
Net income (loss)		(71,444)
Cash and cash equivalents					114,901
Accounts receivable					36,291
Total current assets					151,192
Total assets					151,192
Suppliers					99,996
Taxes and duties payable					5,893
Other current liabilities					477,335
Total liabilities					583,224
Total equity (deficit)					(360,588)
Block 29 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		29,134
Gross income (loss)		(29,134)
Operating income (loss)		(29,134)
Net income (loss)		(29,134)
Cash and cash equivalents					98,436
Accounts receivable					1,139,578
Total current assets					1,238,014
Total assets					1,238,014
Suppliers					14,423
Taxes and duties payable					951
Other current liabilities					1,308,915
Total liabilities					1,324,289
Total equity (deficit)					(57,141)
Block 32 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		86,593
Gross income (loss)		(86,593)
Operating income (loss)		(86,593)
Net income (loss)		(86,593)
Cash and cash equivalents					114,708
Accounts receivable					253,171
Total current assets					367,879
Total assets					367,879
Suppliers					1,007
Taxes and duties payable					2,076
Other current liabilities					610,383
Total liabilities					613,466
Total equity (deficit)					(158,994)
Block 33 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		144,327
Gross income (loss)		(144,327)
Operating income (loss)		(144,327)
Net income (loss)		(144,327)
Accounts receivable					48,200
Total current assets					48,200
Total assets					48,200
Suppliers					313,501
Other current liabilities					98,992
Total liabilities					412,493
Total equity (deficit)					(219,966)
Block 35 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		32,342
Gross income (loss)		(32,342)
Operating income (loss)		(32,342)
Total income taxes and duties		171
Net income (loss)		(32,513)
Accounts receivable					316,429
Total current assets					316,429
Total assets					316,429
Suppliers					661,367
Other current liabilities					48,402
Total liabilities					709,769
Total equity (deficit)					(360,827)
Santuario El Golpe | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		1,104,331
Cost of sales		2,253,631
Gross income (loss)		(1,149,300)
Administrative expenses		5,967
Operating income (loss)		(1,155,267)
Total income taxes and duties		43,724
Net income (loss)		(1,198,991)
Cash and cash equivalents					15,208
Accounts receivable					10,901,871
Total current assets					10,917,079
Wells, pipelines, properties, plant and equipment, net					59,970
Total assets					10,977,049
Suppliers					5,434,599
Taxes and duties payable					9,077
Other current liabilities					2,222,286
Total liabilities					7,665,962
Total equity (deficit)					4,510,078
Misión | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		1,475,643
Cost of sales		108,622
Gross income (loss)		1,367,021
Operating income (loss)		1,367,021
Total income taxes and duties		324,198
Net income (loss)		1,042,823
Accounts receivable					7,920,779
Total current assets					7,920,779
Wells, pipelines, properties, plant and equipment, net					1,683,427
Total assets					9,604,206
Suppliers					2,479,654
Taxes and duties payable					15,859
Other current liabilities					3,033,148
Total liabilities					5,528,661
Total equity (deficit)					3,032,722
Ébano | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		1,135,858
Cost of sales		1,204,615
Gross income (loss)		(68,757)
Other income (loss), net		(696)
Administrative expenses		84,891
Operating income (loss)		(154,344)
Net income (loss)		(154,344)
Accounts receivable					3,995,264
Total current assets					3,995,264
Wells, pipelines, properties, plant and equipment, net					248,525
Total assets					4,243,789
Suppliers					3,072,209
Taxes and duties payable					7,003
Other current liabilities					565,073
Total liabilities					3,644,285
Total equity (deficit)					753,848
Trion | License contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Gross income (loss)		0
Operating income (loss)		0
Net income (loss)		0
Total current assets					0
Total assets					0
Total liabilities					0
Total equity (deficit)					0
Block 3 | License contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		42,947
Gross income (loss)		(42,947)
Operating income (loss)		(42,947)
Net income (loss)		(42,947)
Accounts receivable					31,269
Total current assets					31,269
Total assets					31,269
Suppliers					181,591
Other current liabilities					59,442
Total liabilities					241,033
Total equity (deficit)					(166,817)
Block 5 | License contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		66,975
Gross income (loss)		(66,975)
Operating income (loss)		(66,975)
Net income (loss)		(66,975)
Cash and cash equivalents					108,522
Accounts receivable					44,581
Total current assets					153,103
Total assets					153,103
Suppliers					89,438
Taxes and duties payable					5,521
Other current liabilities					459,113
Total liabilities					554,072
Total equity (deficit)					(333,994)
Block 22 | License contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		63,617
Gross income (loss)		(63,617)
Operating income (loss)		(63,617)
Net income (loss)		(63,617)
Accounts receivable					341,860
Total current assets					341,860
Total assets					341,860
Suppliers					575,293
Other current liabilities					116,107
Total liabilities					691,400
Total equity (deficit)					(285,923)
Cárdenas-Mora | License contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		2,092,236
Total duties, taxes and other		263,585
Cost of sales		2,325,582
Gross income (loss)		(233,346)
Other income (loss), net		(459)
Administrative expenses		61
Operating income (loss)		(233,866)
Net income (loss)		(497,451)
Cash and cash equivalents					40
Accounts receivable					8,648,213
Total current assets					8,648,253
Wells, pipelines, properties, plant and equipment, net					295,650
Total assets					8,943,903
Suppliers					3,974,082
Taxes and duties payable					7,506
Other current liabilities					1,390,814
Total liabilities					5,372,402
Total equity (deficit)					4,068,952
Ogarrio | License contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		2,084,907
Total duties, taxes and other		306,956
Cost of sales		959,465
Gross income (loss)		1,125,442
Other income (loss), net		(26)
Administrative expenses		86,162
Operating income (loss)		1,039,254
Net income (loss)		732,298
Accounts receivable					1,359,559
Total current assets					1,359,559
Wells, pipelines, properties, plant and equipment, net					1,336,020
Total assets					2,695,579
Suppliers					2,344,715
Taxes and duties payable					12,752
Other current liabilities					4,021,185
Total liabilities					6,378,652
Total equity (deficit)					(4,415,371)
Miquetla | License contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		422,796
Cost of sales		1,162,390
Gross income (loss)		(739,594)
Other income (loss), net		(8,374)
Administrative expenses		147,842
Operating income (loss)		(895,810)
Net income (loss)		$ (895,810)
Accounts receivable					1,576,331
Total current assets					1,576,331
Wells, pipelines, properties, plant and equipment, net					222,840
Total assets					1,799,171
Suppliers					2,085,393
Taxes and duties payable					1,729
Other current liabilities					262,675
Total liabilities					2,349,797
Total equity (deficit)					$ 345,184